Long-Term Debt - Schedule of LT Debt and Capital Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2021
Debt Instrument [Line Items]
Finance leases	$ 11,464	$ 10,791	$ 10,519
Total debt and lease obligations	6,963,401	6,997,427	5,101,971
Less - current portion	(6,759)	(10,513)	(6,020)
Less - unamortized debt discount and issuance costs	(66,493)	(65,075)	(55,451)
Long-term Debt and Lease Obligation	$ 6,890,149	$ 6,921,839	5,040,500
Minimum
Debt Instrument [Line Items]
Finance leases interest rate	1.89%	1.89%
Maximum
Debt Instrument [Line Items]
Finance leases interest rate	2.16%	2.16%
Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Long Term Debt	$ 614,705	$ 650,587	803,944
Credit Agreement | Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Line of credit, interest rate	5.42%	5.77%
Credit Agreement | Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Line of credit, interest rate	5.74%	5.92%
Credit Agreement | Term Loan Facility
Debt Instrument [Line Items]
Long Term Debt	$ 650,000	$ 650,000	650,000
Line of credit, interest rate	5.42%	5.77%
Term Loan Agreement | Term Loan Facility
Debt Instrument [Line Items]
Long Term Debt	$ 800,000	$ 800,000	0
Interest rate	5.42%	5.78%
Margin rate for loans	1.00%
Senior Notes due 2028 | Senior Notes
Debt Instrument [Line Items]
Long Term Debt	$ 500,000	$ 500,000	$ 500,000
Interest rate	4.25%	4.25%	4.25%
Senior Notes due 2029 | Senior Notes
Debt Instrument [Line Items]
Long Term Debt	$ 500,000	$ 500,000	$ 500,000
Interest rate	3.50%	3.50%	3.50%
Senior Notes due 2030 | Senior Notes
Debt Instrument [Line Items]
Long Term Debt	$ 600,000	$ 600,000	$ 600,000
Interest rate	2.60%	2.60%	2.60%
Senior Notes due 2032 | Senior Notes
Debt Instrument [Line Items]
Long Term Debt	$ 650,000	$ 650,000	$ 650,000
Interest rate	2.20%	2.20%
New Senior Notes due 2032 | Senior Notes
Debt Instrument [Line Items]
Long Term Debt	$ 500,000	$ 500,000	0
Interest rate	3.20%	3.20%
Senior Notes due 2033 | Senior Notes
Debt Instrument [Line Items]
Long Term Debt	$ 750,000	$ 750,000	0
Interest rate	4.20%	4.20%
Senior Notes due 2050 | Senior Notes
Debt Instrument [Line Items]
Long Term Debt	$ 500,000	$ 500,000	$ 500,000
Interest rate	3.05%	3.05%	3.05%
Senior Notes due 2052 | Senior Notes
Debt Instrument [Line Items]
Long Term Debt	$ 850,000	$ 850,000	$ 850,000
Interest rate	2.95%	2.95%	2.95%
Notes Payable to Sellers and Other Third Parties
Debt Instrument [Line Items]
Long Term Debt	$ 37,232	$ 36,049	$ 37,508
Notes Payable to Sellers and Other Third Parties | Minimum
Debt Instrument [Line Items]
Interest rate	2.42%	2.42%
Notes Payable to Sellers and Other Third Parties | Maximum
Debt Instrument [Line Items]
Interest rate	10.35%	10.35%